Property, Plant and Equipment, Net (Details Textual) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 6,470	$ 497,908